TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Current	$ 806	$ 0	$ 0
Deferred	(5,681)	0	0
Tax benefit	$ (4,875)	$ 0	$ 0